Income Taxes (Details) - DeepGreen Metals Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Estimated assessable profit percentage	27.00%	27.00%
Tax benefit, percentage	50.00%
Future taxable income (in Dollars)	$ 45,312,941
Non-capital loss carry-forwards (in Dollars)		$ 21,081,632